Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 8 – LEASES

As of September 30, 2025 Company had an operating lease, and related amendments thereto, for (i) office space housing its consolidated NCFM, AEU and CCN practices along with its Digital Healthcare and administrative functions expiring in July 2026, (ii) its BTG practice expiring in March 2026, and (iii) a copier lease that expires in January 2027. As of September 30, 2025, the Company’s weighted-average remaining lease term relating to its operating leases was 0.9 years, with a weighted-average discount rate of 23.61%.

Effective in April 2025, the Company renewed its lease for its BTG facility for a period of one year, until March 31, 2026. In connection with the lease extension, the Company recognized an ROU lease asset and lease liability each in the amount of $29,997. The discount rate used to estimate the fair value of the ROU lease asset and lease liability was 44.07%.

Effective June 30, 2025, the Company and the Lessor agreed to terminate a previously existing headquarters lease housing the Company’s Digital Healthcare and administrative functions, which was set to expire in November 2026. In connection with the lease termination, the Company wrote off an ROU lease asset and lease liability in the amount of $115,172 and forfeited lease deposits in the amount of $30,146. The Company recognized a loss on termination of lease in the amount of $30,146 that is included in general and administrative expenses on the accompanying statement of operations in the nine months ended September 30, 2025.

The table below summarizes the Company’s lease-related assets and liabilities as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
Lease assets	$120,433	$361,109

Lease liabilities
Lease liabilities (short term)	$116,762	$208,549
Lease liabilities (long term)	3,671	153,592
Total lease liabilities	$120,433	$362,141

Lease expense was $41,881 and $126,211 during the three months ended September 30, 2025 and 2024, respectively, and $209,030 and $385,610 during the nine months ended September 30, 2025 and 2024, respectively.

Maturities of operating lease liabilities were as follows as of September 30, 2025:

2025 (October to December)	$45,102
2026	97,016
2027	990
Total lease payments	143,108
Less interest	(22,675)
Present value of lease liabilities	$120,433

NOTE 8 – LEASES

The Company has separate operating leases, and related amendments thereto, for office space related to its CCN (formerly used for NWC through October 2024), NCFM, and BTG practices, its corporate headquarters, and a copier lease that expire in July 2026, May 2025, March 2025, November 2026, and January 2027, respectively. As of December 31, 2024, the Company’s weighted-average remaining lease term relating to its operating leases was 1.6 years, with a weighted-average discount rate of 34.54%.

Effective in April 2024, the Company renewed its lease for its BTG facility for a period of one year, until March 31, 2025. In connection with the lease extension, the Company recognized an ROU lease asset and lease liability each in the amount of $28,044. The discount rate used to estimate the fair value of the ROU lease asset and lease liability was 51.87%.

In July 2024, the Company terminated without penalty its lease for its AEU facility, which was set to expire in March 2026, and relocated its AEU practice to the NWC facility. In connection with the lease termination, the Company wrote off the ROU lease asset in the amount of $36,319 and lease liability in the amount of $37,469, and recognized a gain on termination of lease in the amount of $1,148.

Effective in October 2024, the rentable space at the Company’s corporate headquarters was reduced from 7,650 to 4,133 square feet with a corresponding reduction in rent. In connection with the lease modification, the Company remeasured the ROU lease asset and lease liability, resulting in a reduction of $257,227 of each of the ROU lease asset and lease liability in the year ended December 31, 2024. The discount rate used to estimate the fair value of the ROU lease asset and lease liability was 52.05%.

The table below summarizes the Company’s lease-related assets and liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Lease assets	$361,109	$935,812

Lease liabilities
Lease liabilities (short term)	$208,549	$326,033
Lease liabilities (long term)	153,592	613,386
Total lease liabilities	$362,141	$939,419

Lease expense was $477,063 and $468,901 during the years ended December 31, 2024 and 2023, respectively.

Maturities of operating lease liabilities were as follows as of December 31, 2024:

2025	$312,605
2026	200,969
2027	990
Total lease payments	514,564
Less interest	(152,423)
Present value of lease liabilities	$362,141